Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 13,178	¥ 13,061
Including: Investments whose fair values were not evaluated for impairment	¥ 11,050	¥ 10,836